Loss on disposals (Tables)	12 Months Ended
Dec. 31, 2018
Proceeds from Sale of Productive Assets [Abstract]
Schedule of disposals
We have recognized the following loss on disposals:

(In $ millions)	Net proceeds/recoverable amount	Book value on disposal		Loss
Period from July 2, 2018 through December 31, 2018 (Successor):
Total for period ended December 31, 2018	—	—	—	—

Period from January 1, 2018 through July 1, 2018 (Predecessor):
Total for period ended July 1, 2018	—	—		—

Year ended December 31, 2017 (Predecessor):
Sale of West Triton	75	109		(34)
Sale of West Mischief	75	146		(71)
Sale of West Resolute	75	136		(61)
Disposal of Sevan Developer contract	—	75		(75)
Sale of West Rigel	126	128		(2)
Other	—	2		(2)
Total for year ended December 31, 2017	351	596		(245)

Year ended December 31, 2016 (Predecessor):
Total for year ended December 31, 2016	—	—		—